AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 18.8%
$13,652	ACE Securities Corp. Home Equity Loan Trust Series Series 2005-WF1, Class M2, 0.77% (1-Month USD Libor+66 basis points), 5/25/2035[1,2]	$14,547
1,200,000	AGL CLO 1 Ltd. Series 2019-1A, Class B, 2.28% (3-Month USD Libor+205 basis points), 10/20/2032[1,2,3]	1,202,989
1,000,000	AGL Core CLO LTD 0.00%, 4/20/2033	1,000,000
	AGL Core CLO Ltd.
1,000,000	Series 2020-8A, Class B, 1.87% (3-Month USD Libor+165 basis points), 10/20/2031[1,2,3]	1,002,074
1,500,000	Series 2019-2A, Class B, 2.12% (3-Month USD Libor+190 basis points), 4/20/2032[1,2,3]	1,503,885
	Apex Credit CLO Ltd.
1,000,000	Series 2015-2A, Class BR, 1.62% (3-Month USD Libor+140 basis points), 10/17/2026[1,2,3]	991,563
900,000	Series 2020-1A, Class A2, 2.07% (3-Month USD Libor+182 basis points), 10/20/2031[1,2,3]	904,868
1,500,000	Series 2019-2A, Class B, 2.32% (3-Month USD Libor+210 basis points), 10/25/2032[1,2,3]	1,502,119
1,000,000	Apidos CLO Series 2015-21A, Class A2R, 1.67% (3-Month USD Libor+145 basis points), 7/18/2027[1,2,3]	999,997
680,266	Apres Static CLO Ltd. Series 2019-1A, Class X, 0.99% (3-Month USD Libor+75 basis points), 10/15/2028[1,2,3]	680,034
	Ares CLO Ltd.
1,200,000	Series 2016-39A, Class A2R, 1.87% (3-Month USD Libor+165 basis points), 4/18/2031[1,2,3]	1,200,138
700,000	Series 2019-54A, Class X, 0.84% (3-Month USD Libor+60 basis points), 10/15/2032[1,2,3]	699,544
1,025,000	BlueMountain CLO Ltd. Series 2015-2A, Class BR, 1.72% (3-Month USD Libor+150 basis points), 7/18/2027[1,2,3]	1,024,997
	BX Trust
1,000,000	Series 2021-MFM1, Class D, 1.61% (1-Month USD Libor+150 basis points), 1/15/2034[2,3]	996,894
1,500,000	Series 2019-RP, Class A, 1.15% (1-Month USD Libor+104 basis points), 6/15/2034[1,2,3]	1,496,244
1,200,000	Series 2021-LBA, Class FJV, 2.51% (1-Month USD Libor+240 basis points), 2/15/2036[2,3]	1,200,005
1,200,000	Series 2021-LBA, Class FV, 2.51% (1-Month USD Libor+240 basis points), 2/15/2036[2,3]	1,198,536
239,286	Canyon Capital CLO Ltd. Series 2016-1A, Class X, 0.94% (3-Month USD Libor+70 basis points), 7/15/2031[1,2,3]	239,285
374,609	CARS-DB4 LP Series 2020-1A, Class A4, 3.19%, 2/15/2050[1,3]	384,333

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$600,000	CBAM Ltd. Series 2018-6A, Class B1R, 2.34% (3-Month USD Libor+210 basis points), 1/15/2031[1,2,3]	$600,601
	Commonbond Student Loan Trust
23,035	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	23,565
878,435	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	904,462
	CPS Auto Receivables Trust
273,358	Series 2017-B, Class D, 3.95%, 3/15/2023[1,3]	274,210
275,000	Series 2020-A, Class B, 2.36%, 2/15/2024[1,3]	278,983
430,000	Series 2019-C, Class C, 2.84%, 6/16/2025[1,3]	437,673
460,000	Series 2020-A, Class C, 2.54%, 12/15/2025[1,3]	470,157
245,000	CPS Auto Receivables Trust Series 2020-C, Class C, 1.71%, 8/17/2026[1,3]	249,392
	Credit Acceptance Auto Loan Trust
1,075,000	Series 2019-1A, Class C, 3.94%, 6/15/2028[1,3]	1,119,506
885,000	Series 2019-3A, Class C, 3.06%, 3/15/2029[1,3]	922,070
450,000	Credit Acceptance Auto Loan Trust Series 2018-3A, Class C, 4.04%, 12/15/2027[1,3]	465,058
2,000,000	Crown City CLO II Series 2020-2A, Class X, 1.00% (3-Month USD Libor+75 basis points), 1/20/2032[1,2,3]	1,998,353
2,500,000	Discover Card Execution Note Trust Series 2018-A2, Class A2, 0.44% (1-Month USD Libor+33 basis points), 8/15/2025[1,2]	2,510,840
	Dryden CLO Ltd.
1,000,000	Series 2019-75A, Class BR, 1.94% (3-Month USD Libor+170 basis points), 7/15/2030[1,2,3]	1,000,088
1,666,667	Series 2018-61A, Class XR, 0.69% (3-Month USD Libor+50 basis points), 1/17/2032[1,2,3]	1,665,137
1,000,000	Dryden Senior Loan Fund Series 2016-43A, Class BR, 1.97% (3-Month USD Libor+175 basis points), 7/20/2029[1,2,3]	1,000,147
	Earnest Student Loan Program LLC
500,071	Series 2016-C, Class B, 4.46%, 1/26/2037[1,3]	500,973
11,410	Series 2016-D, Class B, 3.80%, 1/25/2041[1,3]	11,439
	Eaton Vance CLO Ltd.
800,000	Series 2020-1A, Class B, 2.34% (3-Month USD Libor+210 basis points), 10/15/2030[1,2,3]	802,377
4,000,000	Series 2013-1A, Class AX3R, 0.81% (3-Month USD Libor+65 basis points), 1/15/2034[1,2,3]	4,001,848
900,000	Elmwood CLO V Ltd. Series 2020-2A, Class B, 2.42% (3-Month USD Libor+220 basis points), 7/24/2031[1,2,3]	901,712
	Exeter Automobile Receivables Trust
71,181	Series 2018-2A, Class C, 3.69%, 3/15/2023[1,3]	71,324
865,000	Series 2019-4A, Class C, 2.44%, 9/16/2024[1,3]	879,180
905,000	Series 2019-2A, Class D, 3.71%, 3/17/2025[1,3]	941,870

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$585,000	Series 2020-3A, Class C, 1.32%, 7/15/2025[1]	$591,378
840,000	Series 2020-3A, Class D, 1.73%, 7/15/2026[1]	852,261
1,070,000	First Investors Auto Owner Trust Series 2017-2A, Class D, 3.56%, 9/15/2023[1,3]	1,093,552
1,085,000	Flagship Credit Auto Trust Series 2019-4, Class B, 2.53%, 11/17/2025[1,3]	1,116,894
332,988	Ford Credit Auto Owner Trust Series 2019-C, Class A2B, 0.30% (1-Month USD Libor+19 basis points), 7/15/2022[1,2]	333,039
86,250	Galaxy CLO Ltd. Series 2018-27A, Class X, 0.79% (3-Month USD Libor+60 basis points), 5/16/2031[1,2,3]	86,212
1,110,268	GCAT Trust Series 2019-NQM2, Class A3, 3.16%, 9/25/2059[1,3,4]	1,123,135
455,032	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	476,411
815,000	Hertz Fleet Lease Funding LP Series 2019-1, Class C, 3.09%, 1/10/2033[1,3]	835,271
3,430	Hull Street CLO Ltd. Series 2014-1A, Class AR, 1.45% (3-Month USD Libor+122 basis points), 10/18/2026[1,2,3]	3,430
900,000	Magnetite Ltd. Series 2020-28A, Class B, 1.87% (3-Month USD Libor+165 basis points), 10/25/2031[1,2,3]	901,784
1,500,000	Mariner CLO LLC Series 2016-3A, Class BR2, 1.72% (3-Month USD Libor+150 basis points), 7/23/2029[1,2,3]	1,496,371
	Mello Warehouse Securitization Trust
1,000,000	Series 2019-1, Class D, 1.51% (1-Month USD Libor+140 basis points), 6/25/2052[2,3]	1,000,664
810,000	Series 2019-2, Class D, 1.46% (1-Month USD Libor+135 basis points), 11/25/2052[1,2,3]	811,288
844,687	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	870,327
820,000	Niagara Park Clo Ltd. Series 2019-1A, Class B, 2.02% (3-Month USD Libor+180 basis points), 7/17/2032[1,2,3]	820,855
	Oaktree CLO Ltd.
1,000,000	Series 2019-2A, Class A2, 2.44% (3-Month USD Libor+220 basis points), 4/15/2031[1,2,3]	1,000,068
800,000	Series 2019-3A, Class B, 2.23% (3-Month USD Libor+200 basis points), 7/20/2031[1,2,3]	799,996
1,000,000	Series 2019-4A, Class B, 2.23% (3-Month USD Libor+200 basis points), 10/20/2032[1,2,3]	1,002,099
375,000	OZLM Ltd. Series 2018-20A, Class X, 0.92% (3-Month USD Libor+70 basis points), 4/20/2031[1,2,3]	374,358
	Palmer Square CLO Ltd.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$291,858	Series 2018-3A, Class A1, 1.04% (3-Month USD Libor+85 basis points), 8/15/2026[1,2,3]	$291,505
750,000	Series 2018-3A, Class B, 2.09% (3-Month USD Libor+190 basis points), 8/15/2026[1,2,3]	749,995
500,000	Series 2020-2A, Class A2, 2.39% (3-Month USD Libor+215 basis points), 7/15/2031[1,2,3]	501,149
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 2.19% (3-Month USD Libor+200 basis points), 5/15/2032[1,2,3]	999,992
2,000,000	Series 2019-2A, Class A2, 2.19% (3-Month USD Libor+195 basis points), 10/15/2032[1,2,3]	1,999,980
	Provident Funding Mortgage Warehouse Securitization Trust
1,223,529	Series 2021-1, Class C, 1.26% (1-Month USD Libor+115 basis points), 2/25/2055[1,2,3]	1,223,529
669,960	Series 2021-1, Class E, 2.11% (1-Month USD Libor+200 basis points), 2/25/2055[1,2,3]	669,960
1,500,000	Race Point IX CLO Ltd. Series 2015-9A, Class A2R2, 0.00% (3-Month USD Libor+145 basis points), 10/15/2030[1,2,3]	1,499,250
1,000,000	Regatta Funding Ltd. Series 2018-4A, Class A2, 2.07% (3-Month USD Libor+185 basis points), 10/25/2031[1,2,3]	1,000,082
	Santander Drive Auto Receivables Trust
725,000	Series 2018-3, Class D, 4.07%, 8/15/2024[1]	748,770
1,000,000	Series 2020-3, Class D, 1.64%, 11/16/2026[1]	1,014,605
	Signal Peak CLO Ltd
1,500,000	Series 2015-1A, Class AR2, 1.20% (3-Month USD Libor+98 basis points), 4/20/2029[1,2,3]	1,499,443
1,000,000	Series 2019-1A, Class B, 2.21% (3-Month USD Libor+200 basis points), 4/30/2032[1,2,3]	1,002,050
220,234	SoFi Professional Loan Program Series 2017-E, Class A2B, 2.72%, 11/26/2040[1,3]	223,730
550,000	Sofi Professional Loan Program LLC Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	575,134
500,000	SoFi Professional Loan Program LLC Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	519,142
950,000	Sound Point CLO Ltd. Series 2015-2A, Class BRR, 2.17% (3-Month USD Libor+195 basis points), 7/20/2032[1,2,3]	950,654
1,746,490	STAR Trust Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,5]	1,746,456
2,000,000	Statino Place Securitization Trust Series Series 2021-5, Class A, 0.86% (1-Month USD Libor+75 basis points), 10/6/2021[1,2,3]	2,000,000
	Station Place Securitization Trust Series
1,000,000	Series 2020-WL1, Class E, 2.86% (1-Month USD Libor+275 basis points), 6/25/2051[1,2,3]	999,808

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$258,929	Series 2021-WL1, Class E, 2.11% (1-Month USD Libor+200 basis points), 1/26/2054[1,2,3,6]	$258,847
685,185	Series 2021-WL1, Class F, 2.61% (1-Month USD Libor+250 basis points), 1/26/2054[1,2,3,6]	684,971
1,193,138	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,264,785
32,747	Structured Asset Investment Loan Trust Series 2005-1, Class M2, 0.83% (1-Month USD Libor+72 basis points), 2/25/2035[1,2,3]	32,874
1,500,000	TCW CLO Ltd. Series 2017-1A, Class AR, 1.24% (3-Month USD Libor+103 basis points), 7/29/2029[1,2,3]	1,498,253
1,140,000	Venture Clo Ltd. Series 2019-36A, Class A2, 1.97% (3-Month USD Libor+175 basis points), 4/20/2032[1,2,3]	1,140,407
715,000	Vibrant CLO Ltd. Series 2019-11A, Class A2, 2.07% (3-Month USD Libor+185 basis points), 7/20/2032[1,2,3]	715,212
	Voya CLO Ltd.
1,000,000	Series 2016-2A, Class A2R, 1.97% (3-Month USD Libor+175 basis points), 7/19/2028[1,2,3]	1,000,138
1,300,000	Series 2018-4A, Class A2AR, 1.58% (3-Month USD Libor+140 basis points), 1/15/2032[1,2,3]	1,301,094
	Westlake Automobile Receivables Trust
1,000,000	Series 2019-1A, Class D, 3.67%, 3/15/2024[1,3]	1,032,223
795,000	Series 2019-3A, Class D, 2.72%, 11/15/2024[1,3]	819,508
1,000,000	Series 2019-2A, Class D, 3.20%, 11/15/2024[1,3]	1,035,094
300,000	Series 2020-1A, Class D, 2.80%, 6/16/2025[1,3]	310,761
867,000	Series 2021-1A, Class C, 0.95%, 3/16/2026[1,3]	866,486
364,800	World Omni Select Auto Trust Series 2019-A, Class A2B, 0.45% (1-Month USD Libor+34 basis points), 8/15/2023[1,2]	364,801
	TOTAL ASSET-BACKED SECURITIES
	(Cost $88,130,904)	88,403,098
	BANK LOANS — 7.0%
1,036,241	1011778 BC ULC 1.86% (1-Month USD Libor+175 basis points), 11/19/2026[1,2,7,8]	1,019,081
316,914	Alliant Holdings Intermediate LLC 4.25% (1-Month USD Libor+375 basis points), 11/6/2027[1,2,7]	316,886
	American Airlines, Inc.
627,909	1.86% (1-Month USD Libor+175 basis points), 1/29/2027[1,2,7]	574,750
625,000	5.50% (1-Month USD Libor+475 basis points), 3/24/2028[1,2,7,9,10]	641,116
483,166	Aramark Services, Inc. 1.86% (1-Month USD Libor+175 basis points), 3/11/2025[1,2,7]	479,015
340,309	Avolon TLB Borrower 1 U.S. LLC 2.50% (3-Month USD Libor+200 basis points), 1/15/2025[1,2,7]	339,627

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$497,073	Axalta Coating Systems U.S. Holdings, Inc. 2.00% (3-Month USD Libor+175 basis points), 6/1/2024[1,2,7]	$495,450
1,187,626	Bausch Health Cos., Inc. 3.12% (3-Month USD Libor+300 basis points), 6/1/2025[1,2,7,9,10]	1,185,262
1,378,224	Charter Communications Operating LLC 1.87% (1-Month USD Libor+175 basis points), 4/30/2025[1,2,7]	1,376,977
1,368,393	CSC Holdings LLC 2.36% (3-Month USD Libor+225 basis points), 7/17/2025[1,2,7]	1,352,732
997,475	DaVita, Inc. 1.75% (1-Month USD Libor+175 basis points), 8/12/2026[1,2,7,9,10]	992,851
1,025,300	Dell International LLC 2.00% (1-Month USD Libor+175 basis points), 9/19/2025[1,2,7]	1,025,577
492,500	Diamond Sports Group LLC 3.36% (1-Month USD Libor+325 basis points), 8/24/2026[1,2,7]	341,876
968,956	Elanco Animal Health, Inc. 1.87% (1-Month USD Libor+175 basis points), 8/1/2027[1,2,7]	957,707
124,000	Energizer Holdings, Inc. 2.75% (1-Month USD Libor+225 basis points), 12/22/2027[1,2,7]	123,741
1,483,690	HCA, Inc. 1.86% (1-Month USD Libor+175 basis points), 3/13/2025[1,2,7]	1,484,751
1,001,163	Hilton Worldwide Finance LLC 1.86% (3-Month USD Libor+175 basis points), 6/21/2026[1,2,7]	993,444
1,427,208	Level 3 Financing, Inc. 1.86% (1-Month USD Libor+175 basis points), 3/1/2027[1,2,7]	1,410,560
496,231	LPL Holdings, Inc. 1.86% (1-Month USD Libor+175 basis points), 11/12/2026[1,2,7]	495,224
998,362	Lumen Technologies, Inc. 2.36% (1-Month USD Libor+225 basis points), 3/15/2027[1,2,7]	989,452
662,000	Mileage Plus Holdings LLC 6.25% (1-Month USD Libor+525 basis points), 6/20/2027[1,2,7,9,10]	704,464
1,651,506	Navistar, Inc. 3.62% (3-Month USD Libor+350 basis points), 11/6/2024[1,2,7,9,10]	1,654,603
961,000	PetSmart, Inc. 2.25% (1-Month USD Libor+375 basis points), 2/12/2028[1,2,7,9,10]	960,856
961,222	Resideo Funding, Inc. 2.75% (1-Month USD Libor+225 basis points), 2/12/2028[1,2,7]	960,020
698,205	SBA Senior Finance II LLC 1.87% (1-Month USD Libor+175 basis points), 4/11/2025[1,2,7]	691,209
1,071,094	Scientific Games International, Inc. 2.86% (1-Month USD Libor+275 basis points), 8/14/2024[1,2,7,9,10]	1,052,591
192,965	Serta Simmons Bedding LLC 3.50% (3-Month USD Libor+350 basis points), 11/8/2023[1,2,7]	128,322
	Sinclair Television Group, Inc.
201,743	2.36% (3-Month USD Libor+225 basis points), 1/3/2024[1,2,7]	200,835
499,395	2.61% (1-Month USD Libor+250 basis points), 7/18/2026[1,2,7]	492,528
1,127,000	SkyMiles IP Ltd. 4.75% (3-Month USD Libor+375 basis points), 10/20/2027[1,2,7,8]	1,185,041

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$450,870	Spirit AeroSystems, Inc. 6.00% (1-Month USD Libor+525 basis points), 1/15/2025[1,2,7]	$455,004
1,432,802	SS&C Technologies, Inc. 1.86% (1-Month USD Libor+175 basis points), 4/16/2025[1,2,7]	1,420,566
408,860	Telesat LLC 2.86% (1-Month USD Libor+275 basis points), 12/7/2026[1,2,7]	394,591
491,250	TransDigm, Inc. 2.36% (3-Month USD Libor+250 basis points), 6/9/2023[1,2,7]	481,732
382,410	United Airlines, Inc. 1.87% (3-Month USD Libor+175 basis points), 4/1/2024[1,2,7]	373,123
1,300,000	VICI Properties 1 LLC 1.86% (1-Month USD Libor+175 basis points), 12/20/2024[1,2,7]	1,287,143
998,000	Virgin Media Bristol LLC 2.51% (1-Month USD Libor+250 basis points), 1/3/2028[1,2,7]	990,460
1,184,928	Vistra Operations Co. LLC 3.66% (1-Month USD Libor+175 basis points), 12/31/2025[1,2,7]	1,178,156
1,102,866	WEI Sales LLC 4.00% (1-Month USD Libor+300 basis points), 3/29/2025[1,2,7]	1,105,623
773,722	Western Digital Corp. 1.86% (1-Month USD Libor+175 basis points), 4/29/2023[1,2,7]	774,639
	TOTAL BANK LOANS
	(Cost $33,313,608)	33,087,585
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
	Angel Oak Mortgage Trust
1,735,435	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,5]	1,755,347
209,638	Series 2019-3, Class A3, 3.24%, 5/25/2059[1,3,5]	210,521
878,418	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,5]	889,058
970,814	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,5]	979,912
390,597	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,5]	394,074
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,5]	760,844
267,004	Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,5]	275,224
598,999	COLT Mortgage Loan Trust Series 2019-3, Class A1, 2.76%, 8/25/2049[1,3,5]	601,695
	Deephaven Residential Mortgage Trust
10,290	Series 2017-1A, Class A1, 2.72%, 12/26/2046[1,3,5]	10,287
5,446	Series 2017-1A, Class A2, 2.93%, 12/26/2046[1,3,5]	5,443
3,513	Series 2017-1A, Class A3, 3.48%, 12/26/2046[1,3,5]	3,522
724,509	Series 2019-2A, Class A1, 3.56%, 4/25/2059[1,3,5]	727,063
479,191	Series 2019-2A, Class A3, 3.76%, 4/25/2059[1,3,5]	480,348
940,309	Series 2019-3A, Class A1, 2.96%, 7/25/2059[1,3,5]	947,056
420,737	Series 2019-4A, Class A3, 3.05%, 10/25/2059[1,3,5]	423,865
1,051,790	Series 2020-1, Class A3, 2.65%, 1/25/2060[1,3,5]	1,059,433
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,5]	1,967,004
473,944	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,5]	473,715

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$943,152	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,5]	$940,835
913,218	Freddie Mac STACR Remic Trust Series 2020-DNA2, Class M1, 0.86% (1-Month USD Libor+75 basis points), 2/25/2050[1,2,3]	912,968
838,639	Homeward Opportunities Fund I Trust Series 2018-2, Class A3, 4.24%, 11/25/2058[1,3,5]	851,808
	New Residential Mortgage Loan Trust
344,270	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,5]	348,776
688,539	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,5]	696,015
625,464	Residential Mortgage Loan Trust Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,5]	624,444
	SG Residential Mortgage Trust
817,828	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,5]	827,116
846,467	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,5]	856,187
	Spruce Hill Mortgage Loan Trust
148,009	Series 2019-SH1, Class A3, 3.65%, 4/29/2049[1,3,5]	149,859
689,887	Series 2020-SH1, Class A1, 2.52%, 1/28/2050[1,3,5]	702,154
789,606	Series 2020-SH1, Class A3, 2.83%, 1/28/2050[1,3,5]	802,363
308,432	Verus Securitization Trust Series 2019-2, Class A3, 3.45%, 5/25/2059[1,3,5]	308,525
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $19,936,140)	19,985,461
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.1%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.11%, 4/14/2033[1,3,5,11]	47,295
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.03%, 11/5/2036[1,3,5]	738,150
1,500,000	BFLD Trust Series 2020-EYP, Class D, 3.06% (1-Month USD Libor+295 basis points), 10/15/2035[2,3]	1,518,753
	BX Commercial Mortgage Trust
1,500,000	Series 2020-FOX, Class E, 3.71% (1-Month USD Libor+360 basis points), 11/15/2032[2,3]	1,504,225
1,881,022	Series 2019-XL, Class G, 2.41% (1-Month USD Libor+230 basis points), 10/15/2036[2,3]	1,879,736
1,995,954	Series 2020-BXLP, Class F, 2.11% (1-Month USD Libor+200 basis points), 12/15/2036[2,3]	1,993,553
1,000,000	Series 2018-BIOA, Class C, 1.23% (1-Month USD Libor+112 basis points), 3/15/2037[2,3]	999,980
1,500,000	Series 2020-VKNG, Class E, 2.21% (1-Month USD Libor+210 basis points), 10/15/2037[2,3]	1,499,998
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 2.66% (1-Month USD Libor+255 basis points), 12/15/2037[2,3]	599,991
1,059,740	Cantor Commercial Real Estate Lending Series 2019-CF1, Class A1, 2.85%, 5/15/2052[1]	1,089,793

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$2,449,799	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 0.99%, 1/10/2048[1,5,11]	$99,984
750,000	Citigroup Commercial Mortgage Trust Series 2016-P5, Class A2, 2.40%, 10/10/2049[1]	752,902
1,965,981	Cold Storage Trust Series 2020-ICE5, Class E, 2.87% (1-Month USD Libor+277 basis points), 11/15/2037[2,3]	1,969,134
	COMM Mortgage Trust
1,275,725	Series 2013-CR12, Class A3, 3.76%, 10/10/2046[1]	1,321,414
974,013	Series 2014-CR19, Class XA, 0.97%, 8/10/2047[1,5,11]	25,187
1,530,000	Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,639,715
624,167	Series 2016-COR1, Class A2, 2.50%, 10/10/2049[1]	628,924
1,000,000	Commercial Mortgage Pass-Through Certificates Series 2021-LBA, Class F, 2.50% (1-Month USD Libor+235 basis points), 3/15/2038[1,2,3]	999,999
	CSMC 2020-NET
7,340,646	Series 2020-NET, Class X, 1.26%, 8/15/2037[3,5]	367,355
1,400,000	Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,433,138
	Fannie Mae-Aces
35,054	Series 2013-M5, Class X2, 2.42%, 1/25/2022[5,11]	261
16,202,898	Series 2014-M8, Class X2, 0.29%, 6/25/2024[5,11]	224,135
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,600,000	Series K723, Class XAM, 0.86%, 9/25/2023[1,5,11]	86,360
5,405,659	Series K044, Class X1, 0.73%, 1/25/2025[1,5,11]	122,098
2,300,000	Series K721, Class X3, 1.30%, 11/25/2042[1,5,11]	42,559
900,000	Series K043, Class X3, 1.63%, 2/25/2043[1,5,11]	50,191
2,900,000	Series K046, Class X3, 1.51%, 4/25/2043[1,5,11]	159,161
900,000	Series K050, Class X3, 1.55%, 10/25/2043[1,5,11]	56,402
1,100,000	Series K052, Class X3, 1.61%, 1/25/2044[1,5,11]	75,237
1,721,882	Series K097, Class X3, 2.02%, 9/25/2046[1,5,11]	247,200
240,000	FREMF Mortgage Trust Series 2015-K721, Class B, 3.56%, 11/25/2047[1,3,5]	248,564
653,768	FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050[1,3,5]	665,614
	Government National Mortgage Association
6,522,622	Series 2013-139, Class IO, 0.26%, 10/16/2054[1,5,11]	131,698
799,149	Series 2013-175, Class IO, 0.36%, 5/16/2055[1,5,11]	11,087
504,840	Series 2014-120, Class IO, 0.62%, 4/16/2056[1,5,11]	13,179
5,068,498	Series 2017-185, Class IO, 0.56%, 4/16/2059[1,5,11]	238,427
4,415,162	Series 2017-169, Class IO, 0.61%, 1/16/2060[1,5,11]	219,769
4,665,229	Series 2018-41, Class IO, 0.71%, 5/16/2060[1,5,11]	273,000
6,951,980	Series 2018-52, Class IO, 0.56%, 7/16/2060[1,5,11]	330,170
6,346,309	Series 2019-8, Class IO, 0.51%, 11/16/2060[1,5,11]	396,974
26,399,391	Series 2020-8, Class IO, 0.62%, 1/16/2062[1,5,6,11]	1,692,201
445,863	GS Mortgage Securities Trust Series 2012-GC6, Class A3, 3.48%, 1/10/2045[1]	449,817

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$477,833	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class A1, 1.97%, 9/15/2050[1]	$480,746
	KGS-Alpha SBA COOF Trust
1,044,553	Series 2015-1, Class A, 1.61%, 10/25/2035[1,3,5,6,11]	38,518
790,937	Series 2014-3, Class A, 1.40%, 5/25/2039[1,3,5,6,11]	28,301
95,124	Series 2015-2, Class A, 3.45%, 7/25/2041[1,3,5,6,11]	5,603
1,500,000	Life Mortgage Trust Series 2021-BMR, Class F, 2.46% (1-Month USD Libor+235 basis points), 3/15/2038[2,3]	1,502,400
1,063,367	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A3, 2.65%, 2/15/2046[1]	1,083,370
	Morgan Stanley Capital I Trust
700,000	Series 2015-MS1, Class A2, 3.26%, 5/15/2048[1]	718,114
286,430	Series 2016-UB12, Class A1, 1.78%, 12/15/2049[1]	286,949
510,000	Series 2017-HR2, Class A2, 3.34%, 12/15/2050[1]	526,441
414,372	Morgan Stanley Capital I Trust Series 2012-STAR, Class XA1, 1.84%, 8/5/2034[3,5,11]	4,442
	Residential Mortgage Loan Trust
507,040	Series 2019-2, Class A3, 3.22%, 5/25/2059[1,3,5]	515,307
1,026,131	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,5]	1,058,865
12,372,876	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.04%, 12/15/2052[1,5]	812,589
2,444,136	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.77%, 9/15/2058[1,5,11]	68,644
	WFRBS Commercial Mortgage Trust
270,178	Series 2011-C4, Class A4, 4.90%, 6/15/2044[1,3,5]	271,299
1,500,000	Series 2014-C19, Class AS, 4.27%, 3/15/2047[1]	1,622,568
1,000,000	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	1,068,883
815,000	Series 2014-C25, Class AS, 3.98%, 11/15/2047[1]	883,178
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.64%, 8/15/2047[1,5,11]	65,568
6,400,000	Series 2014-C22, Class XB, 0.45%, 9/15/2057[1,5,11]	88,845
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $37,651,919)	37,973,960
	COMMERCIAL PAPERS — 0.6%
3,000,000	BAT International Finance PLC 0.35%, 4/23/2021	2,999,673
	TOTAL COMMERCIAL PAPERS
	(Cost $2,999,358)	2,999,673
	CORPORATE BONDS — 50.7%
	COMMUNICATIONS — 3.9%
369,000	AMC Networks, Inc. 4.75%, 8/1/2025[1]	378,529
270,000	AMC Networks, Inc. 5.00%, 4/1/2024[1]	273,375

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
	AT&T, Inc.
$2,000,000	0.94% (3-Month USD Libor+75 basis points), 6/1/2021[2]	$2,002,198
3,000,000	0.65% (SOFR Rate+64 basis points), 3/25/2024[1,2]	3,003,564
214,000	DISH DBS Corp. 6.75%, 6/1/2021	215,471
779,000	Level 3 Financing, Inc. 4.63%, 9/15/2027[1,3]	801,723
1,813,000	NBCUniversal Enterprise, Inc. 0.60% (3-Month USD Libor+40 basis points), 4/1/2021[2,3]	1,813,000
500,000	Netflix, Inc. 4.38%, 11/15/2026	558,625
	NTT Finance Corp.
1,710,000	0.37%, 3/3/2023[3,8]	1,709,113
2,140,000	0.58%, 3/1/2024[3,8]	2,131,860
28,750	Sprint Spectrum Co. LLC 3.36%, 3/20/2023[3]	28,966
	T-Mobile USA, Inc.
231,000	4.50%, 2/1/2026[1]	236,342
1,505,000	2.25%, 2/15/2026[1]	1,515,821
	Verizon Communications, Inc.
500,000	1.19% (3-Month USD Libor+100 basis points), 3/16/2022[2]	504,100
2,705,000	0.51% (SOFR Rate+50 basis points), 3/22/2024[2]	2,712,271
700,000	Walt Disney Co. 0.44% (3-Month USD Libor+25 basis points), 9/1/2021[2]	700,616
		18,585,574
	CONSUMER DISCRETIONARY — 3.4%
1,600,000	BMW U.S. Capital LLC 0.00% (SOFR Rate+53 basis points), 4/1/2024[2,3]	1,602,555
485,000	Daimler Finance North America LLC 0.74% (3-Month USD Libor+55 basis points), 5/4/2021[2,3]	485,205
	Delta Air Lines, Inc.
500,000	3.40%, 4/19/2021	499,995
1,000,000	3.63%, 3/15/2022[1]	1,012,927
	ERAC USA Finance LLC
1,500,000	3.30%, 10/15/2022[3]	1,562,376
1,000,000	2.70%, 11/1/2023[1,3]	1,049,179
900,000	Ford Motor Credit Co. LLC 4.38%, 8/6/2023	942,030
	General Motors Financial Co., Inc.
1,000,000	4.20%, 11/6/2021	1,021,576
1,000,000	3.15%, 6/30/2022[1]	1,028,010
500,000	Hilton Domestic Operating Co., Inc. 5.37%, 5/1/2025[1,3]	527,000
1,000,000	Hyundai Capital America 1.17% (3-Month USD Libor+94 basis points), 7/8/2021[2,3]	1,001,089

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$224,000	International Game Technology PLC 4.13%, 4/15/2026[1,3,8]	$230,178
238,000	MGM Resorts International 6.00%, 3/15/2023	254,958
600,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/2024[3]	640,080
140,000	Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.87%, 4/15/2023[1,3,8]	148,575
2,000,000	Toyota Motor Credit Corp. 0.53% (3-Month USD Libor+29 basis points), 10/7/2021[2]	2,002,450
	Volkswagen Group of America Finance LLC
1,000,000	1.14% (3-Month USD Libor+94 basis points), 11/12/2021[2,3]	1,005,140
1,000,000	4.00%, 11/12/2021[3]	1,021,745
		16,035,068
	CONSUMER STAPLES — 2.3%
	7-Eleven, Inc.
3,000,000	0.65% (3-Month USD Libor+45 basis points), 8/10/2022[1,2,3]	3,003,078
1,000,000	0.80%, 2/10/2024[1,3]	995,856
	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
500,000	3.50%, 2/15/2023[1,3]	510,000
400,000	3.25%, 3/15/2026[1,3]	398,468
500,000	Edgewell Personal Care Co. 4.70%, 5/24/2022	523,150
	General Mills, Inc.
1,500,000	0.76% (3-Month USD Libor+54 basis points), 4/16/2021[2]	1,500,202
1,000,000	1.23% (3-Month USD Libor+101 basis points), 10/17/2023[2]	1,014,485
233,000	Lamb Weston Holdings, Inc. 4.88%, 11/1/2026[1,3]	241,155
2,000,000	Liberty Mutual Group, Inc. 4.25%, 6/15/2023[3]	2,159,326
568,000	Pilgrim's Pride Corp. 5.75%, 3/15/2025[1,3]	579,701
		10,925,421
	ENERGY — 4.1%
	Buckeye Partners LP
307,000	4.13%, 3/1/2025[1,3]	313,230
908,000	3.95%, 12/1/2026[1]	897,522
447,000	Cheniere Energy Partners LP 5.62%, 10/1/2026[1]	467,428
800,000	Continental Resources, Inc. 5.00%, 9/15/2022[1]	800,640
286,000	CrownRock LP / CrownRock Finance, Inc. 5.62%, 10/15/2025[1,3]	291,783
	DCP Midstream Operating LP

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$280,000	4.75%, 9/30/2021[1,3]	$281,750
520,000	3.88%, 3/15/2023[1]	542,568
513,000	5.38%, 7/15/2025[1]	555,900
2,000,000	Diamondback Energy, Inc. 0.90%, 3/24/2023[1]	1,999,706
742,000	Endeavor Energy Resources LP / EER Finance, Inc. 5.50%, 1/30/2026[1,3]	770,047
320,000	Energy Transfer Operating LP 4.25%, 3/15/2023[1]	337,701
689,000	EQT Corp. 7.62%, 2/1/2025[1]	792,960
2,000,000	MPLX LP 1.29% (3-Month USD Libor+110 basis points), 9/9/2022[1,2]	2,001,036
225,000	NGPL PipeCo LLC 4.38%, 8/15/2022[1,3]	233,545
1,000,000	Occidental Petroleum Corp. 1.64% (3-Month USD Libor+145 basis points), 8/15/2022[1,2]	989,452
	PDC Energy, Inc.
519,000	6.12%, 9/15/2024[1]	532,559
259,000	5.75%, 5/15/2026[1]	268,648
2,000,000	Phillips 66 0.81% (3-Month USD Libor+62 basis points), 2/15/2024[1,2]	2,003,078
2,000,000	Sunoco Logistics Partners Operations LP 3.45%, 1/15/2023[1]	2,076,050
332,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.50%, 9/15/2024[1,3]	336,980
725,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.25%, 11/15/2023[1]	727,900
1,000,000	Western Midstream Operating LP 3.95%, 6/1/2025[1]	1,027,010
165,000	Williams Cos., Inc. 3.70%, 1/15/2023[1]	172,532
	WPX Energy, Inc.
192,000	5.25%, 9/15/2024[1]	212,880
750,000	5.75%, 6/1/2026[1]	785,400
		19,418,305
	FINANCIALS — 24.5%
1,175,000	AIG Global Funding 0.66% (3-Month USD Libor+46 basis points), 6/25/2021[2,3]	1,176,268
	American Express Co.
665,000	0.72% (3-Month USD Libor+52 basis points), 5/17/2021[1,2]	665,130
1,000,000	0.80% (3-Month USD Libor+62 basis points), 5/20/2022[1,2]	1,005,798
1,500,000	0.84% (3-Month USD Libor+65 basis points), 2/27/2023[1,2]	1,511,923
577,000	Avolon Holdings Funding Ltd. 3.95%, 7/1/2024[1,3,8]	603,084

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Bank of America Corp.
$3,000,000	0.85% (3-Month USD Libor+65 basis points), 6/25/2022[1,2]	$3,003,534
2,000,000	3.00% (3-Month USD Libor+79 basis points), 12/20/2023[1,5]	2,080,022
3,000,000	Bank of Nova Scotia 0.56% (SOFR Rate+55 basis points), 9/15/2023[2,8]	3,017,040
1,000,000	Barclays Bank PLC 1.70%, 5/12/2022[1,8]	1,013,799
	Barclays PLC
1,000,000	1.57% (3-Month USD Libor+138 basis points), 5/16/2024[1,2,8]	1,014,287
1,330,000	1.01% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+80 basis points), 12/10/2024[1,5,8]	1,330,459
	BBVA USA
1,000,000	0.91% (3-Month USD Libor+73 basis points), 6/11/2021[1,2]	1,000,650
490,000	3.50%, 6/11/2021[1]	491,583
2,250,000	2.88%, 6/29/2022[1]	2,313,700
2,000,000	Capital One Financial Corp. 2.60%, 5/11/2023[1]	2,079,766
2,000,000	Capital One N.A. 2.15%, 9/6/2022[1]	2,045,820
4,665,000	Charles Schwab Corp. 0.51% (SOFR Rate+50 basis points), 3/18/2024[1,2]	4,693,363
	Citigroup, Inc.
1,500,000	1.39% (3-Month USD Libor+119 basis points), 8/2/2021[2]	1,505,425
500,000	1.25% (3-Month USD Libor+107 basis points), 12/8/2021[1,2]	502,894
3,000,000	1.21% (3-Month USD Libor+102 basis points), 6/1/2024[1,2]	3,037,641
	Citizens Bank N.A.
2,000,000	0.92% (3-Month USD Libor+72 basis points), 2/14/2022[1,2]	2,009,270
1,000,000	1.14% (3-Month USD Libor+95 basis points), 3/29/2023[1,2]	1,013,633
1,000,000	Citizens Financial Group, Inc. 4.15%, 9/28/2022[3]	1,046,216
500,000	Cooperatieve Rabobank UA 0.65% (3-Month USD Libor+43 basis points), 4/26/2021[2,8]	500,151
	Credit Suisse A.G.
1,000,000	2.10%, 11/12/2021[8]	1,010,408
2,000,000	0.47% (SOFR Rate+45 basis points), 2/4/2022[2,8]	2,001,024
	Credit Suisse Group A.G.
435,000	3.57%, 1/9/2023[1,3,8]	443,928
2,000,000	1.42% (3-Month USD Libor+124 basis points), 6/12/2024[1,2,3,8]	2,020,332
	Danske Bank A/S
1,000,000	5.00%, 1/12/2022[3,8]	1,032,917
2,000,000	1.24% (3-Month USD Libor+106 basis points), 9/12/2023[2,3,8]	2,016,686
2,000,000	1.17% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+103 basis points), 12/8/2023[1,3,5,8]	2,010,870
2,000,000	Discover Bank 3.20%, 8/9/2021[1]	2,015,098

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,760,000	Fidelity National Information Services, Inc. 0.38%, 3/1/2023	$1,754,460
422,000	Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025[1,3]	440,990
	Goldman Sachs Group, Inc.
1,000,000	5.75%, 1/24/2022	1,043,517
1,000,000	0.44% (SOFR Rate+41 basis points), 1/27/2023[1,2]	999,731
1,000,000	0.93% (3-Month USD Libor+75 basis points), 2/23/2023[2]	1,008,147
3,000,000	0.56% (SOFR Rate+54 basis points), 11/17/2023[1,2]	2,996,829
3,000,000	HSBC Holdings PLC 1.19% (3-Month USD Libor+100 basis points), 5/18/2024[1,2,8]	3,030,951
2,773,000	ING Groep N.V. 1.34% (3-Month USD Libor+115 basis points), 3/29/2022[2,8]	2,799,926
	JPMorgan Chase & Co.
3,075,000	0.59% (SOFR Rate+58 basis points), 3/16/2024[1,2]	3,083,339
3,000,000	1.11% (3-Month USD Libor+89 basis points), 7/23/2024[1,2]	3,035,805
1,670,000	KeyBank N.A. 0.87% (3-Month USD Libor+66 basis points), 2/1/2022[2]	1,678,153
	Lloyds Banking Group PLC
1,750,000	2.86% (3-Month USD Libor+125 basis points), 3/17/2023[1,5,8]	1,786,773
1,740,000	1.33% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+110 basis points), 6/15/2023[1,5,8]	1,756,114
660,000	Metropolitan Life Global Funding I 0.61% (SOFR Rate+57 basis points), 1/13/2023[2,3]	663,907
1,000,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 5.62%, 5/1/2024[1]	1,073,368
	Morgan Stanley
2,500,000	2.63%, 11/17/2021	2,537,777
3,000,000	0.53% (SOFR Rate+46 basis points), 1/25/2024[1,5]	2,994,426
	Natwest Group PLC
750,000	1.66% (3-Month USD Libor+147 basis points), 5/15/2023[1,2,8]	758,677
1,000,000	1.75% (3-Month USD Libor+155 basis points), 6/25/2024[1,2,8]	1,021,531
	NatWest Markets PLC
1,000,000	1.59% (3-Month USD Libor+140 basis points), 9/29/2022[2,3,8]	1,017,530
2,000,000	3.63%, 9/29/2022[3,8]	2,091,454
	Navient Corp.
300,000	6.62%, 7/26/2021	305,625
758,000	6.12%, 3/25/2024	800,501
2,940,000	New York Life Global Funding 0.23% (SOFR Rate+22 basis points), 2/2/2023[2,3]	2,937,968
1,200,000	Northwestern Mutual Global Funding 0.34% (SOFR Rate+33 basis points), 3/25/2024[2,3]	1,200,623
	OneMain Finance Corp.
300,000	6.12%, 5/15/2022	314,250
500,000	5.62%, 3/15/2023	529,375

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,300,000	Protective Life Global Funding 1.08%, 6/9/2023[3]	$1,316,903
	Santander Holdings USA, Inc.
1,980,000	4.45%, 12/3/2021[1]	2,024,752
1,000,000	3.40%, 1/18/2023[1]	1,044,021
1,500,000	Santander UK PLC 0.81% (3-Month USD Libor+62 basis points), 6/1/2021[2,8]	1,501,485
	SLM Corp.
76,000	5.13%, 4/5/2022[1]	77,710
245,000	4.20%, 10/29/2025[1]	257,255
	Standard Chartered PLC
1,175,000	1.32% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+117 basis points), 10/14/2023[1,3,5,8]	1,182,461
1,500,000	0.99% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+78 basis points), 1/12/2025[1,3,5,8]	1,491,522
500,000	Sumitomo Mitsui Financial Group, Inc. 1.00% (3-Month USD Libor+78 basis points), 7/12/2022[2,8]	503,761
	Toronto-Dominion Bank
1,175,000	0.51% (SOFR Rate+48 basis points), 1/27/2023[2,8]	1,179,935
1,000,000	0.46% (SOFR Rate+45 basis points), 9/28/2023[2,8]	1,004,028
5,000,000	UBS A.G./London 0.38% (SOFR Rate+36 basis points), 2/9/2024[2,3,8]	4,994,250
500,000	UBS Group A.G. 1.40% (3-Month USD Libor+122 basis points), 5/23/2023[1,2,3,8]	505,664
888,000	VICI Properties LP / VICI Note Co., Inc. 3.50%, 2/15/2025[1,3]	904,095
2,345,000	Zions Bancorp N.A. 3.50%, 8/27/2021	2,372,962
		115,235,270
	HEALTH CARE — 3.4%
1,000,000	AbbVie, Inc. 2.15%, 11/19/2021	1,011,194
584,000	Bausch Health Cos, Inc. 5.50%, 11/1/2025[1,3,8]	599,990
	Bayer U.S. Finance II LLC
2,000,000	0.83% (3-Month USD Libor+63 basis points), 6/25/2021[1,2,3]	2,001,500
1,500,000	3.88%, 12/15/2023[1,3]	1,616,463
500,000	Becton, Dickinson and Co. 1.21% (3-Month USD Libor+103 basis points), 6/6/2022[2]	504,706
500,000	Centene Corp. 5.37%, 8/15/2026[1,3]	527,450
	Cigna Corp.
535,000	3.00%, 7/15/2023[1]	562,229
2,100,000	0.61%, 3/15/2024[1]	2,090,938

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$3,000,000	Gilead Sciences, Inc. 0.71% (3-Month USD Libor+52 basis points), 9/29/2023[1,2]	$3,003,663
510,000	IQVIA, Inc. 5.00%, 10/15/2026[1,3]	529,763
1,665,000	Royalty Pharma PLC 0.75%, 9/2/2023[3,8]	1,663,268
1,665,000	Viatris, Inc. 1.13%, 6/22/2022[3]	1,674,003
		15,785,167
	INDUSTRIALS — 3.5%
221,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 4.13%, 4/22/2021[1,3]	226,786
2,205,000	BAE Systems PLC 4.75%, 10/11/2021[3,8]	2,252,884
	Boeing Co.
1,500,000	4.51%, 5/1/2023[1]	1,606,798
3,000,000	1.43%, 2/4/2024[1]	3,005,280
2,000,000	Caterpillar Financial Services Corp. 0.40% (3-Month USD Libor+20 basis points), 11/12/2021[2]	2,001,996
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
1,299,000	3.65%, 7/29/2021[1,3]	1,308,870
3,000,000	4.12%, 8/1/2023[1,3]	3,217,845
2,460,000	Siemens Financieringsmaatschappij N.V. 0.44% (SOFR Rate+43 basis points), 3/11/2024[2,3,8]	2,467,353
255,000	Spirit AeroSystems, Inc. 5.50%, 1/15/2025[1,3]	269,662
		16,357,474
	MATERIALS — 1.9%
385,000	Alcoa Nederland Holding B.V. 6.75%, 9/30/2024[1,3,8]	397,898
425,000	Freeport-McMoRan, Inc. 3.87%, 3/15/2023[1]	442,565
1,665,000	Glencore Funding LLC 4.12%, 3/12/2024[1,3]	1,802,584
598,000	INEOS Quattro Finance 2 Plc 3.38%, 1/15/2026[1,3,8]	598,000
787,000	Ingevity Corp. 4.50%, 2/1/2026[1,3]	801,103
1,000,000	International Flavors & Fragrances, Inc. 3.20%, 5/1/2023[1]	1,046,012
3,000,000	LYB International Finance III LLC 1.20% (3-Month USD Libor+100 basis points), 10/1/2023[1,2]	3,008,787

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$925,000	Nutrition & Biosciences, Inc. 0.70%, 9/15/2022[3]	$926,683
		9,023,632
	TECHNOLOGY — 1.6%
580,000	Entegris, Inc. 4.63%, 2/10/2026[1,3]	600,300
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 10/2/2023[1]	1,086,524
1,500,000	1.45%, 4/1/2024[1]	1,524,700
400,000	MSCI, Inc. 4.75%, 8/1/2026[1,3]	414,400
306,000	Open Text Corp. 5.87%, 6/1/2026[1,3,8]	316,787
2,000,000	Oracle Corp. 2.40%, 9/15/2023[1]	2,080,768
594,000	PTC, Inc. 3.63%, 2/15/2025[1,3]	609,592
500,000	Seagate HDD Cayman 4.88%, 3/1/2024[1,8]	537,085
400,000	Sensata Technologies B.V. 4.87%, 10/15/2023[3,8]	428,440
		7,598,596
	UTILITIES — 2.1%
1,750,000	Atmos Energy Corp. 0.57% (3-Month USD Libor+38 basis points), 3/9/2023[1,2]	1,750,191
371,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	382,074
4,000,000	Dominion Energy, Inc. 0.71% (3-Month USD Libor+53 basis points), 9/15/2023[1,2]	4,005,172
1,800,000	Florida Power & Light Co. 0.60% (3-Month USD Libor+38 basis points), 7/28/2023[1,2]	1,800,040
1,875,000	PPL Electric Utilities Corp. 0.44% (3-Month USD Libor+25 basis points), 9/28/2023[1,2]	1,876,033
		9,813,510
	TOTAL CORPORATE BONDS
	(Cost $236,995,878)	238,778,017
	MUNICIPAL BONDS — 1.0%
1,685,000	City of Houston TX Airport System Revenue 1.05%, 7/1/2023	1,700,217
	City of Riverside CA
300,000	1.75%, 6/1/2022	303,791
500,000	1.90%, 6/1/2023	510,317

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
$1,500,000	County of San Bernardino CA 6.02%, 8/1/2023	$1,619,890
585,000	State of Connecticut 3.00%, 7/1/2021	588,817
	TOTAL MUNICIPAL BONDS
	(Cost $4,689,680)	4,723,032

Number of Shares
	SHORT-TERM INVESTMENTS — 10.6%
50,121,933	Federated Treasury Obligations Fund - Institutional Class 0.01%[12]	50,121,933
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $50,121,933)	50,121,933
	TOTAL INVESTMENTS — 101.0%
	(Cost $473,839,420)	476,072,759
	Liabilities in Excess of Other Assets — (1.0)%	(4,724,759)
	TOTAL NET ASSETS — 100.0%	$471,348,000

LLC – Limited Liability Company
LP – Limited Partnership
ULC – Unlimited Liability Corporation
IO – Interest Only
PLC – Public Limited Company

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $201,452,607, which represents 42.7% of total net assets of the Fund.
[4]Step rate security.
[5]Variable rate security. Rate shown is the rate in effect as of March 31, 2021.
[6]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.6% of Net Assets. The total value of these securities is $2,708,441.
[7]Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rank. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[8]Foreign security denominated in U.S. Dollars.
[9]All or a portion of the loan is unfunded.
[10]Denotes investments purchased on a when-issued or delayed delivery basis.
[11]Interest-only security.
[12]The rate is the annualized seven-day yield at period end.